Recapitalization Transaction	6 Months Ended
Jun. 30, 2025
Recapitalization Transaction [Abstract]
RECAPITALIZATION TRANSACTION

NOTE 5 — RECAPITALIZATION TRANSACTION

Business Combination Agreement

On February 10, 2024, we formed Feather Sound I, Inc. (“Feather Sound I”) and Feather Sound II, Inc. (“Feather Sound II”), each an exempted company incorporated in the Cayman Islands with limited liability, to enter into a business combination agreement as further discussed below.

On February 27, 2024, Webull Corporation, Feather Sound I and Feather Sound II entered into a business combination agreement (the “BCA”) with SK Growth Opportunities Corporation (“SKGR”), an exempted company limited by shares incorporated under the laws of the Cayman Islands.

On December 5, 2024, the parties to the BCA entered into an Amendment to Business Combination Agreement (the “Amended BCA”). The Amended BCA provides for, among other things, (i) a change in the agreed upon enterprise value from $7,700,000,000 to $5,000,000,000 and (ii) the issuance of an aggregate of 20,000,000 incentive warrants to certain shareholders of Webull.

On April 10, 2025, the business combination transaction closed (the “Closing Date”).

Mergers

The business combination transaction was effectuated by a series of mergers. First, Feather Sound I merged with SKGR (the “First Merger”) with SKGR surviving the merger as a wholly-owned subsidiary of Webull Corporation. Second, SKGR merged with Feather Sound II (the “Second Merger”) with Feather Sound II surviving as a wholly-owned subsidiary of Webull Corporation.

Capital Restructure

On the Closing Date, immediately prior to the First Merger, the following actions occurred and were effected:

i.	each preferred share of the Company issued and outstanding was converted into one Class A ordinary share.

ii.	the fifth amended and restated memorandum and articles of association of the Company were adopted and became effective, which, among other items, increased the Company’s Class A and Class B ordinary shares to 4,000,000,000 and 1,000,000,000, respectively, decreased the par value of ordinary share capital to $0.00001, and removed preferred shares from the Company’s authorized capital.

iii.	each Class A ordinary share, excluding ordinary shares held by holding vehicles controlled by our founder, were increased by a factor of 3.3593 (the “Stock Split Factor”).

iv.	each Class A ordinary share held by holding vehicles controlled by our founder were increased by the Stock Split Factor and redesignated as Class B ordinary shares.

v.	each option granted and outstanding under the Company’s 2021 Global Share Incentive Plan became an option to purchase the Company’s Class A ordinary shares, exercisable for the number of shares and at the per share exercise price as adjusted by the Stock Split Factor and otherwise subject to the same terms and conditions that applied prior to the stock split.

vi.	each restricted share unit granted and outstanding under the Company’s 2021 Global Share Incentive Plan was cancelled in exchange for a right to acquire a number of the Company’s Class A ordinary shares as adjusted by the Stock Split Factor and otherwise subject to the same terms and conditions that applied to the restricted share unit prior to the stock split.

vii.	Each restricted share granted and outstanding under the Company’s 2021 Global Share Incentive Plan was increased by the Stock Split Factor and subject to the same terms and conditions as were applicable prior to the stock split.

Summary of Recapitalization

On the Closing Date, the Company (i) received net trust proceeds of $366,702, (ii) issued an aggregate of 5,852,239 Class A ordinary shares to SKGR shareholders and affiliates, (iii) issued an aggregate of 312,065,312 Class A ordinary shares to former Webull preferred shareholders, (iv) issued 82,988,016 Class B ordinary shares to its founder, (v) issued an aggregate of 20,913,089 incentive warrants to SKGR shareholders and certain Webull shareholders, and (vi) assumed an aggregate of 17,271,990 SKGR issued and outstanding warrants.

Accounting Treatment

The Company has been determined to be both the “legal” and “accounting” acquirer and SKGR is the “acquired” company. SKGR does not meet the U.S. GAAP definition of a business as its net assets are predominantly cash and investments held in a trust account for the sole purpose of effectuating a business combination transaction. As such, the Company has determined (i) that the business combination transaction is not within the scope of ASC 805 — Business Combinations (“ASC 805) and (ii) the business combination transaction is representative of a recapitalization transaction as the Company is effectively issuing its Class A ordinary shares and other securities for the cash held in SKGR’s trust account.